Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Old Mutual Funds I
Prospectus Date	rr_ProspectusDate	Nov. 23, 2011
Old Mutual Copper Rock Emerging Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waivers and/or Expense Reimbursement	cik0001292278_FeeWaiversAndOrExpenseReimbursement1	0.02%	[1]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.22%	[1]
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	666
10 Years	rr_ExpenseExampleYear10	1,461
Annual Return 2006	rr_AnnualReturn2006	12.02%	[2]
Annual Return 2007	rr_AnnualReturn2007	18.79%	[2]
Annual Return 2008	rr_AnnualReturn2008	(48.23%)	[2]
Annual Return 2009	rr_AnnualReturn2009	30.42%	[2]
Annual Return 2010	rr_AnnualReturn2010	27.19%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.77%)
1 Year	rr_AverageAnnualReturnYear01	27.19%
5 Years	rr_AverageAnnualReturnYear05	2.70%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.38%
Inception date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2005
Old Mutual Copper Rock Emerging Growth Fund | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.19%
5 Years	rr_AverageAnnualReturnYear05	2.33%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.03%
Old Mutual Copper Rock Emerging Growth Fund | Institutional Class | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.67%
5 Years	rr_AverageAnnualReturnYear05	2.17%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.77%
Old Mutual Copper Rock Emerging Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.98%
Total Other Expenses	rr_OtherExpensesOverAssets	1.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Fee Waivers and/or Expense Reimbursement	cik0001292278_FeeWaiversAndOrExpenseReimbursement1	(0.46%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.67%	[1]
1 Year	rr_ExpenseExampleYear01	735
3 Years	rr_ExpenseExampleYear03	1,161
5 Years	rr_ExpenseExampleYear05	1,613
10 Years	rr_ExpenseExampleYear10	2,861
1 Year	rr_AverageAnnualReturnYear01	19.26%
5 Years	rr_AverageAnnualReturnYear05	1.01%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.79%
Inception date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2005
Old Mutual Copper Rock Emerging Growth Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.56%
Total Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waivers and/or Expense Reimbursement	cik0001292278_FeeWaiversAndOrExpenseReimbursement1	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.42%	[1]
1 Year	rr_ExpenseExampleYear01	145
3 Years	rr_ExpenseExampleYear03	458
5 Years	rr_ExpenseExampleYear05	794
10 Years	rr_ExpenseExampleYear10	1,743
1 Year	rr_AverageAnnualReturnYear01	26.98%
5 Years	rr_AverageAnnualReturnYear05	2.47%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.50%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2005
Old Mutual Copper Rock Emerging Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Old Mutual Copper Rock Emerging Growth Fund Morningstar Category: Small Growth
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Old Mutual Copper Rock Emerging Growth Fund (the "Fund") seeks to provide investors with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Your Investment" on page 30 of the Fund's statutory prospectus, and in the section entitled "Purchases and Redemptions of Shares" on page 64 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	FEES AND EXPENSES TABLE Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 194.26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	194.26%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading
EXPENSE EXAMPLE

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests primarily in equity securities of emerging growth companies. The Fund emphasizes small- and mid-cap companies in its portfolio, that is, companies with market values generally within the range of market values of issuers included in the Russell 2500™ Growth Index. The index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. For purposes of the Fund's investment policies, equity securities include common stocks, convertible debt, and other equity instruments with common stock characteristics, such as depositary receipts, warrants, rights, and preferred stocks.

The Fund may invest in emerging growth companies of any size. There is no minimum percentage of assets of either small- or mid-cap companies for the Fund's investments, and it has the flexibility to invest substantially in either small- or mid-cap issuers. The Fund may at times be invested primarily in small-cap stocks.

In selecting securities, Copper Rock Capital Partners, LLC ("Copper Rock"), the Fund's sub-adviser, favors entrepreneurial companies that appear to be reasonably valued. It uses bottom-up fundamental research to identify potential investments, examining such features as a company's financial condition, business prospects, competitive position and business strategy. Copper Rock looks for companies with strong management, superior earnings growth prospects, and attractive relative valuations. Copper Rock sells or reduces holdings if its target price for a stock is attained, there is a change in the company's management team or business objectives, or if there is deterioration in a company's fundamentals.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in the Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market also may fail to recognize the intrinsic worth of an investment or Copper Rock may misgauge that worth.

Growth Stock Risk.  Stocks of growth companies, particularly newer companies, may offer the potential for greater long-term capital appreciation, but their stock prices may be more volatile than those of larger, more established issuers.  Growth stocks involve greater risks if the issuer's earnings fail to increase as expected.

Small Company Risk.  While small-cap companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation.  The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies.  This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broad categories called sectors.  The Fund may focus its investments in certain industries within a sector, which may cause the Fund's performance to be susceptible to the economic, business, or other developments that affect those industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance.  The Fund's past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.   All performance figures reflect the reinvestment of dividends and capital gain distributions.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31 – Institutional Class 1
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart, the highest return for a quarter was 19.83% (quarter ending December 31, 2010) and the lowest return for a quarter was (25.77%) (quarter ending December 31, 2008).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Institutional Class shares. After tax returns for Class A and Class Z shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the Return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses. If losses are realized upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below compares the average annual total return information for the Fund's Class A, Class Z and Institutional Class shares to the Russell 2500™ Growth Index, an unmanaged securities index that measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. Sales loads are reflected in the table.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns are shown only for Institutional Class shares.  After tax returns for Class A and Class Z shares will vary. When the Return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If losses are realized upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Old Mutual Copper Rock Emerging Growth Fund | Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes) (7/29/05 for Life of Fund returns)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.86%
5 Years	rr_AverageAnnualReturnYear05	5.63%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.66%
Inception date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2005

[1]	The Adviser contractually has agreed to limit the operating expenses of the Fund to an annual rate of 1.22% for Institutional Class shares, 1.67% for Class A shares, and 1.42% for Class Z shares through December 31, 2012. The Adviser will consider further limitations on an annual basis. The expense limitation agreement may be amended or continued beyond December 31, 2012 by written agreement of the parties.
[2]	The year-to-date return as of September 30, 2011 is (10.20%).